Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of expenses incurred according to the agreement with iDnext
	Year ended December 31,
	2020	2019	2018

Monthly fees	$-	49	$183
Bonus	-	10	49
Payments for employees	-	33	39

Total	$-	92	$271